Organization and Principal Activities (Details) - Schedule of Net Loss Per Share Before and After the Retrospective Adjustments (Parentheticals) - $ / shares	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Before adjustment [Member]
Condensed Income Statements, Captions [Line Items]
—Diluted	$ (0.03)	$ 0.01
—Diluted		(0.12)
—Diluted	(0.03)	(0.11)
After adjustment [Member]
Condensed Income Statements, Captions [Line Items]
—Diluted	(0.07)	0.05
—Diluted	(0.01)	(0.34)
—Diluted	$ (0.08)	$ (0.29)